EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2013
Employee Benefit Plans Disclosure [Abstract]
Employee Benefit Plans Disclosure

13.       EMPLOYEE BENEFIT PLANS

Pension Plans

TWC sponsors the Time Warner Cable Pension Plan (the “TWC Pension Plan”) and the Time Warner Cable Union Pension Plan (the “Union Pension Plan” and, together with the TWC Pension Plan, the “qualified pension plans”), both qualified defined benefit pension plans, that together provide pension benefits to a majority of the Company's employees. TWC also provides a nonqualified defined benefit pension plan for certain employees (the “nonqualified pension plan” and, together with the qualified pension plans, the “pension plans”). Pension benefits are based on formulas that reflect the employees' years of service and compensation during their employment period. TWC uses a December 31 measurement date for its pension plans.

Changes in the Company's projected benefit obligation, fair value of plan assets and funded status from January 1 through December 31 are presented below (in millions):

	2013	2012
Projected benefit obligation at beginning of year	$3,071	$2,342
Service cost	204	169
Interest cost	139	131
Actuarial (gain) loss	(609)	465
Plan amendment(a)	(41)	—
Settlements	(4)	—
Benefits paid(b)	(210)	(36)
Projected benefit obligation at end of year	$2,550	$3,071
Accumulated benefit obligation at end of year	$2,166	$2,564
Fair value of plan assets at beginning of year	$2,862	$2,292
Actual return on plan assets	470	317
Employer contributions	6	289
Settlements	(4)	—
Benefits paid(b)	(210)	(36)
Fair value of plan assets at end of year	$3,124	$2,862
Funded status	$574	$(209)

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  On March 27, 2013, the TWC Pension Plan was amended with respect to pension benefits accrued by disabled participants (as defined in the TWC Pension Plan) whose long-term disability date occurs on or after April 17, 2013. Participants who become disabled on or after April 17, 2013 will not earn additional benefit service while disabled.
  On September 4, 2013, the TWC Pension Plan was amended to provide certain eligible participants and deferred beneficiaries with a voluntary election opportunity during a limited-time period to receive, or to commence receiving, their Plan benefit effective December 1, 2013 in the form of a lump-sum payment or certain other optional forms of payment. The opportunity to make this voluntary election was available between September 10, 2013 and October 31, 2013. Eligible participants were those who (a) terminated employment or who were deceased on or before May 31, 2013, (b) had not commenced receiving their benefit under the Plan and (c) had an annual accrued benefit at normal retirement age that does not exceed a certain threshold. As a result of this amendment, eligible participants received benefit payments of $167 million during 2013.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for the qualified pension plans and the nonqualified pension plan as of December 31, 2013 and 2012 consisted of the following (in millions):

	Qualified Pension Plans		Nonqualified Pension Plan
	December 31,		December 31,
	2013	2012	2013	2012
Projected benefit obligation	$2,513	$3,025	$37	$46
Accumulated benefit obligation	2,129	2,520	37	44
Fair value of plan assets	3,124	2,862	—	—

Pretax amounts recognized in the consolidated balance sheet as of December 31, 2013 and 2012 consisted of the following (in millions):

	December 31,
	2013	2012
Noncurrent asset	$611	$—
Current liability	(5)	(5)
Noncurrent liability	(32)	(204)
Total amounts recognized in assets and liabilities	$574	$(209)

Accumulated other comprehensive income (loss), net:
Net actuarial loss	$(211)	$(1,155)
Prior service (cost) credit	37	(1)
Total amounts recognized in TWC shareholders’ equity	$(174)	$(1,156)

The components of net periodic benefit costs for the years ended December 31, 2013, 2012 and 2011 consisted of the following (in millions):

	Year Ended December 31,
	2013	2012	2011
Service cost	$204	$169	$132
Interest cost	139	131	114
Expected return on plan assets	(214)	(176)	(150)
Settlement loss	1	—	—
Amounts amortized	75	59	27
Net periodic benefit costs	$205	$183	$123

The estimated amounts that are expected to be amortized from accumulated other comprehensive loss, net, into net periodic benefit costs in 2014 include prior service credits net of actuarial losses of $3 million.

Weighted-average assumptions used to determine benefit obligations as of December 31, 2013, 2012 and 2011 consisted of the following:

	2013	2012	2011
Discount rate	5.27%	4.31%	5.21%
Rate of compensation increase	4.75%	4.75%	5.25%

Weighted-average assumptions used to determine net periodic benefit cost for the years ended December 31, 2013, 2012 and 2011 consisted of the following:

	2013	2012	2011
Expected long-term return on plan assets	7.50%	7.75%	8.00%
Discount rate	4.31%	5.21%	5.90%
Rate of compensation increase	4.75%	5.25%	5.25%

The discount rates used to determine benefit obligations and net periodic benefit costs were determined by the matching of plan liability cash flows to a portfolio of bonds individually selected from a large population of high-quality corporate bonds.

In developing the expected long-term rate of return on assets, the Company considered the pension portfolio's composition, past average rate of earnings, discussions with portfolio managers and the Company's asset allocation targets. The weighted-average expected long-term return on plan assets used to determine net periodic benefit cost for the year ended December 31, 2014 is expected to be 7.50%.

Pension Assets

The assets of the qualified pension plans are held in a master trust in which the qualified pension plans are the only participating plans (the “Master Trust”). The investment policy for the qualified pension plans is to maximize the long-term rate of return on plan assets within a prudent level of risk and diversification while maintaining adequate funding levels. The investment portfolio is a mix of equity and fixed-income securities with the objective of matching plan liability performance, diversifying risk and achieving a target investment return. The pension plans' Investment Committee regularly monitors investment performance, investment allocation policies and the performance of individual investment managers of the Master Trust and makes adjustments and changes when necessary. On a periodic basis, the Investment Committee conducts a broad strategic review of its portfolio construction and investment allocation policies.  Neither the Company nor the Investment Committee manages any assets internally or directly utilizes derivative instruments or hedging; however, the investment mandate of some investment managers allows the use of derivatives as components of their standard portfolio management strategies. Pension assets are managed in a balanced portfolio comprised of two major components: a return-seeking portion and a liability-matching portion. The expected role of return-seeking investments is to maximize the long-term growth of pension assets with a prudent level of risk, while the role of liability-matching investments is to provide a partial hedge against liability performance associated with changes in interest rates and potentially provide some protection against a prolonged decline in the market value of equity investments. The objective within return-seeking investments is to achieve asset diversity in order to balance return and volatility.

The target and actual investment allocation of the qualified pension plans by asset category as of December 31, 2013 and 2012 consisted of the following:

	Investment Allocation
	Target	Actual
2013:
Return-seeking securities	70.0%	73.3%
Liability-matching securities	30.0%	26.4%
Other investments	0.0%	0.3%

2012:
Equity securities	65.0%	65.0%
Fixed-income securities	35.0%	34.6%
Other investments	0.0%	0.4%

The following tables set forth the investment assets of the qualified pension plans, which exclude accrued investment income and other receivables and accrued liabilities, by level within the fair value hierarchy as of December 31, 2013 and 2012 (in millions):

	December 31, 2013
		Fair Value Measurements
	Fair Value	Level 1	Level 2	Level 3
Cash	$1	$1	$—	$—
Common stocks:
Domestic(a)	1,272	1,272	—	—
International(a)	491	491	—	—
Commingled equity funds(b)	338	—	338	—
Mutual funds(a)	73	73	—	—
Other equity securities(c)	7	7	—	—
Corporate debt securities(d)	343	—	343	—
Commingled bond funds(b)	233	—	233	—
U.S. Treasury debt securities(a)	133	133	—	—
Collective trust funds(e)	63	—	63	—
U.S. government agency asset-backed debt securities(f)	28	—	28	—
Corporate asset-backed debt securities(g)	11	—	11	—
Other fixed-income securities(h)	110	—	110	—
Other investments(i)	10	—	—	10
Total investments assets	3,113	$1,977	$1,126	$10
Accrued investment income and other receivables	67
Accrued liabilities	(56)
Fair value of plan assets	$3,124

	December 31, 2012
		Fair Value Measurements
	Fair Value	Level 1	Level 2	Level 3
Common stocks:
Domestic(a)	$970	$970	$—	$—
International(a)	437	437	—	—
Commingled equity funds(b)	371	—	371	—
Mutual funds(a)	77	77	—	—
Other equity securities(c)	3	3	—	—
Corporate debt securities(d)	296	—	296	—
Commingled bond funds(b)	242	—	242	—
U.S. Treasury debt securities(a)	237	237	—	—
Collective trust funds(e)	102	—	102	—
U.S. government agency asset-backed debt securities(f)	27	—	27	—
Corporate asset-backed debt securities(g)	9	—	9	—
Other fixed-income securities(h)	76	—	76	—
Other investments(i)	12	(1)	—	13
Total investments assets	2,859	$1,723	$1,123	$13
Accrued investment income and other liabilities	7
Accrued liabilities	(4)
Fair value of plan assets	$2,862

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  Common stocks, mutual funds and U.S. Treasury debt securities are valued at the closing price reported on the active market on which the individual securities are traded. No single industry comprised a significant portion of common stock held by the qualified pension plan as of December 31, 2013 and 2012.
  Commingled equity funds and commingled bond funds are valued using the net asset value provided by the administrator of the fund. The net asset value is based on the value of the underlying assets owned by the fund, less liabilities, and then divided by the number of units outstanding.
  Other equity securities consist of preferred stocks, which are valued at the closing price reported on the active market on which the individual securities are traded.
  Corporate debt securities are valued based on observable prices from the new issue market, benchmark quotes, secondary trading and dealer quotes. An option adjusted spread model is incorporated to adjust spreads of issues that have early redemption features and final spreads are added to the U.S. Treasury curve.
  Collective trust funds primarily consist of short-term investment strategies comprised of instruments issued or fully guaranteed by the U.S. government and/or its agencies and are valued using the net asset value provided by the administrator of the fund. The net asset value is based on the value of the underlying assets owned by the fund, less liabilities, and then divided by the number of units outstanding.
  U.S. government agency asset-backed debt securities consist of pass-through mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association valued using available trade information, dealer quotes, market indices and research reports, spreads, bids and offers.
  Corporate asset-backed debt securities primarily consist of pass-through mortgage-backed securities issued by U.S. and foreign corporations valued using available trade information, dealer quotes, market indices and research reports, spreads, bids and offers.
  Other fixed-income securities consist of foreign government debt securities, municipal bonds and U.S. government agency debt securities, which are valued based on observable prices from the new issue market, benchmark quotes, secondary trading and dealer quotes. An option adjusted spread model is incorporated to adjust spreads of issues that have early redemption features and final spreads are added to the U.S. Treasury curve.
  Other investments primarily consist of private equity investments, such as those in limited partnerships that invest in operating companies that are not publicly traded on a stock exchange, and hedge funds. Private equity investments are valued using inputs such as trading multiples of comparable public securities, merger and acquisition activity and pricing data from the most recent equity financing taking into consideration illiquidity. Hedge funds are valued using the net asset value provided by the administrator of the fund, which is based on the value of the underlying assets owned by the fund, less liabilities, and then divided by the number of units outstanding.

Changes in the fair value of investment assets valued using significant unobservable inputs (Level 3) from January 1 through December 31 are presented below (in millions):

	2013	2012
Balance at beginning of year	$13	$28
Purchases and sales:
Purchases	1	3
Sales	(4)	(20)
Sales, net	(3)	(17)
Actual return on plan assets sold during the year	—	2
Balance at end of year	$10	$13

Expected Cash Flows

The Company made no cash contributions to the qualified pension plans during 2013 and does not expect to make any discretionary cash contributions to the qualified pension plans in 2014. For the nonqualified pension plan, the Company will continue to make contributions in 2014 to the extent benefits are paid.

Benefit payments for the pension plans are expected to be $42 million in 2014, $49 million in 2015, $57 million in 2016, $67 million in 2017, $79 million in 2018 and $608 million in 2019 to 2023.

Multiemployer Plans

TWC contributes to a number of multiemployer plans under the terms of collective-bargaining agreements that cover its union-represented employees. Such multiemployer plans provide medical, pension and retirement savings benefits to active employees and retirees. For the years ended December 31, 2013, 2012 and 2011, the Company contributed $44 million, $42 million and $41 million to multiemployer plans.

The risks of participating in multiemployer pension plans are different from single-employer pension plans in the following aspects: (a) assets contributed to a multiemployer pension plan by one employer may be used to provide benefits to employees of other participating employers, (b) if a participating employer stops contributing to the multiemployer pension plan, the unfunded obligations of the plan may be borne by the remaining participating employers and (c) if TWC chooses to stop participating in any of the multiemployer pension plans, the Company may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

The multiemployer pension plans to which the Company contributes each received a Pension Protection Act “green” zone status in 2012. The zone status is based on the most recent information the Company received from the plan and is certified by the plan's actuary. Among other factors, plans in the green zone are at least 80% funded.

Defined Contribution Plan

TWC employees also participate in a defined contribution plan, the TWC Savings Plan, for which the expense for employer matching contributions totaled $82 million in 2013, $77 million in 2012 and $70 million in 2011. The Company's contributions to the TWC Savings Plan are primarily based on a percentage of the employees' elected contributions and are subject to plan provisions.